Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Recurring measurements:
Forward contracts - asset position	$ 0	$ 352
Forward contracts - liability position	(85)	0
Interest rate swaps-liability position	(15,314)	(52,117)
Total	(15,399)	(51,765)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Recurring measurements:
Forward contracts - asset position	0	0
Forward contracts - liability position	0	0
Interest rate swaps-liability position	0	0
Total	0	0
Significant Other Observable Inputs (Level 2) [Member]
Recurring measurements:
Forward contracts - asset position	0	352
Forward contracts - liability position	(85)	0
Interest rate swaps-liability position	(15,314)	(52,117)
Total	(15,399)	(51,765)
Unobservable Inputs (Level 3) [Member]
Recurring measurements:
Forward contracts - asset position	0	0
Forward contracts - liability position	0	0
Interest rate swaps-liability position	0	0
Total	$ 0	$ 0